SHAREHOLDERS' DEFICIT (Details)			6 Months Ended	10 Months Ended	12 Months Ended
	Aug. 15, 2025 shares	Aug. 06, 2025 shares	Jun. 30, 2026 Vote $ / shares shares	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 shares	Mar. 31, 2026 shares	Sep. 05, 2025 shares	Dec. 31, 2023 shares
Common share capital
Common shares, issued			13,324,608	13,290,803	13,290,803	1,316,702
Common shares, outstanding			13,324,608	13,290,803	13,290,803	1,316,702
Common shares redemption, issued		180,827,421		189,817,561	189,817,561	18,082,742
Common shares redemption, outstanding		180,827,421		189,817,561	189,817,561	18,082,742			17,757,257
Conversion ratio		0.10	0.1		0.10	0.10
Class B common shares
Common share capital
Common shares, issued				0	0	0
Common shares, outstanding				0	0	0
Common shares redemption, issued			3,500,000	0	0
Common shares redemption, outstanding			3,500,000	0	0		3,500,000
Spring Valley Acquisition III
Common share capital
Preferred shares, shares authorized			1,000,000	1,000,000	1,000,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued			0	0	0
Preferred shares, shares outstanding			0	0	0
Spring Valley Acquisition III | Class A ordinary shares
Common share capital
Common shares, authorized			200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote			1	1	1
Common shares, issued			0	0	0
Common shares, outstanding			0	0	0
Spring Valley Acquisition III | Class A ordinary shares subject to possible redemption
Common share capital
Common shares redemption, issued			23,000,000	23,000,000	23,000,000
Common shares redemption, outstanding			23,000,000	23,000,000	23,000,000
Spring Valley Acquisition III | Class B common shares
Common share capital
Common shares, authorized			20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote			1	1	1
Common shares, issued			7,666,667	7,666,667	7,666,667
Common shares, outstanding			7,666,667	7,666,667	7,666,667
Conversion ratio			1	1
Spring Valley Acquisition III | Class B common shares | Founder shares
Common share capital
Common shares, outstanding	7,666,667
Number of shares no longer subject to forfeiture								1,000,000
Conversion ratio	1.33
Spring Valley Acquisition III | Class B common shares | Founder shares | Sponsor
Common share capital
Common shares, outstanding	7,546,667
Number of shares subject to forfeiture				1,000,000	1,000,000
Founder shares as percentage of issued and outstanding shares, if forfeiture is made (in %)				25.00%
Number of shares no longer subject to forfeiture								1,000,000